Dividend Per Common Share - Additional Information (Detail) - € / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.35	€ 0.3	€ 0.23
Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	0.00875
Interim Dividend 2024 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	0.16
Interim Dividend 2024 [Member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	0.004
Final Dividend 2024 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	0.19
Final Dividend 2024 [Member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 0.00475